Net income per share (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Computations for basic net income per share
Net income for the year | $	$ 10,555,510		$ 3,690,990
Weighted average number of shares outstanding - basic	57,624,420		49,720,186
Basic net income per share (note 10) | (per share)	$ 0.18	$ 0.18	$ 0.07	$ 0.07
Computations for diluted net income per share
Income for the year | $	$ 10,555,510		$ 3,690,990
Weighted average number of shares outstanding - diluted	58,995,994		50,945,265
Diluted net income per share (note 10) | (per share)	$ 0.18	$ 0.18	$ 0.07	$ 0.07
Exercisable options to purchase common shares outstanding	877,001	877,001	1,099,687	1,099,687
Warrants outstanding	0	0	40,621	40,621